Summary of Significant Accounting Policies (Details Narrative) - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Net loss	$ (94,734)	$ 49,870	$ (189,531)	$ (269)
Revenue	$ 70,750	$ 50,000	$ 265,430